Schedule of receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivable from sales	$ 112	$ 156
Recoverable value added tax (“VAT”)	1,849	1,217
Other receivables	551	668
Total	$ 2,512	$ 2,041